Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets
6.	Intangible Assets

Intangible assets other than goodwill consisted of the following:

	As of December 31,		Amortization Period (in years)
	2012	2011
Gross carrying amount:
Customer relationships	$1,350	$1,350	13
Non-compete agreement	380	380	4

Total gross intangible assets	1,730	1,730
Accumulated amortization:
Customer relationships	(511)	(407)
Non-compete agreement	(380)	(372)

Total accumulated amortization	(891)	(779)

Intangible assets, net	$839	$951

Amortization expense is expected to be incurred in subsequent years as follows:

Year	Amortization
2013	$104
2014	104
2015	104
2016	104
2017	104
Thereafter	319

$839